Fees Summary	Oct. 01, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 19,779,000.00
Previously Paid Amount	0.00
Total Fee Amount	3,028.16
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 3,028.16
Narrative - Max Aggregate Offering Price	$ 19,779,000.00
Final Prospectus	true